Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 23, 2026, the date these consolidated financial statements were available for issuance.

On July 7, 2026, the holders of the remaining 9,100,007 warrants in connection with the April 2026 PIPE Offering exercised their rights under the Zero Exercise Price Option. This exercise resulted in the issuance of an additional 2,730,002 Class A ordinary shares and the full settlement of the associated warrant liability into equity.

On July 10, 2026, the Board of Directors of the Company (the “Board”) unanimously adopted written resolutions approving a change of the Company’s name from “U-BX Technology Ltd.” to “MindForge Inc.” (the “Name Change”). Concurrently, the Board approved a change of the Company’s trading symbol from “UBXG” to “MF” (the “Symbol Change”). These changes were previously authorized by shareholders via a special resolution passed at the Annual Meeting held on November 4, 2025. The Name Change and Symbol Change became effective on July 15, 2026, following approval by the Registrar of Companies of the Cayman Islands. Consequently, the Company now operates under the name “MindForge Inc.” with the trading symbol “MF”.

MindForge Suzhou, a subsidiary of the Company, commenced its simplified deregistration in September 2026. The deregistration did not have a material impact on the Company’s consolidated financial position or results of operations as of and for the year ended June 30, 2026